Financial risk management - Movements on the hedging reserve (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2017
Movements on the hedging reserve
Reserve of cash flow hedges, beginning balance	£ (27,558,000)	[1]	£ (31,271,000)	[1]	£ (32,877,000)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges
Exchange differences on hedged foreign exchange risks	(6,182,000)		6,338,000		(11,874,000)
Reclassified to profit or loss	6,250,000		13,914,000		5,290,000
Change in fair value	(6,788,000)		5,145,000		9,055,000
Tax relating to above	(1,266,000)		(21,684,000)	[1]	(865,000)	[1]
Movement recognized in other comprehensive income	(7,986,000)		3,713,000		1,606,000
Reserve of cash flow hedges, ending balance	(35,544,000)		(27,558,000)	[1]	(31,271,000)	[1]
Movements on hedging reserve before tax
Reserve of cash flow hedges, before tax, beginning balance	(22,713,000)		(48,110,000)		(50,581,000)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, before tax
Exchange differences on hedged foreign exchange risks	(6,182,000)		6,338,000		(11,874,000)
Reclassified to profit or loss	6,250,000		13,914,000		5,290,000
Change in fair value	(6,788,000)		5,145,000		9,055,000
Movement recognized in other comprehensive income (loss)	(6,720,000)		25,397,000	[1]	2,471,000	[1]
Reserve of cash flow hedges, before tax, ending balance	(29,433,000)		(22,713,000)		(48,110,000)
Movements on hedging reserve tax
Reserve of cash flow hedges, tax, beginning balance	(4,845,000)		16,839,000		17,704,000
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, tax
Tax expense relating to movements on hedges	(1,266,000)		(21,684,000)	[1]	(865,000)	[1]
Reserve of cash flow hedges, tax, ending balance	(6,111,000)		(4,845,000)		16,839,000
As previously reported
Movements on the hedging reserve
Reserve of cash flow hedges, beginning balance	(27,738,000)		(31,724,000)		(32,989,000)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges
Tax relating to above			(21,892,000)		(681,000)
Reserve of cash flow hedges, ending balance			(27,738,000)		(31,724,000)
Movements on hedging reserve before tax
Reserve of cash flow hedges, before tax, beginning balance					(50,753,000)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, before tax
Movement recognized in other comprehensive income (loss)			25,878,000		1,946,000
Movements on hedging reserve tax
Reserve of cash flow hedges, tax, beginning balance					17,764,000
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, tax
Tax expense relating to movements on hedges			(21,892,000)		(681,000)
Adjustment
Movements on the hedging reserve
Reserve of cash flow hedges, beginning balance	180,000		453,000		112,000
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges
Tax relating to above			208,000		(184,000)
Reserve of cash flow hedges, ending balance			180,000		453,000
Movements on hedging reserve before tax
Reserve of cash flow hedges, before tax, beginning balance					172,000
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, before tax
Movement recognized in other comprehensive income (loss)			(481,000)		525,000
Movements on hedging reserve tax
Reserve of cash flow hedges, tax, beginning balance					(60,000)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, tax
Tax expense relating to movements on hedges			208,000		(184,000)
Currency risk
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges
Exchange differences on hedged foreign exchange risks	(6,350,000)		6,522,000		(11,998,000)
Reclassified to profit or loss	6,004,000		13,791,000		5,565,000
Movements on hedging reserve before tax
Reserve of cash flow hedges, before tax, beginning balance	(26,991,000)		(47,304,000)		(40,871,000)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, before tax
Exchange differences on hedged foreign exchange risks	(6,350,000)		6,522,000		(11,998,000)
Reclassified to profit or loss	6,004,000		13,791,000		5,565,000
Movement recognized in other comprehensive income (loss)	(346,000)		20,313,000		(6,433,000)
Reserve of cash flow hedges, before tax, ending balance	£ (27,337,000)		£ (26,991,000)		(47,304,000)
Currency risk | As previously reported
Movements on hedging reserve before tax
Reserve of cash flow hedges, before tax, beginning balance					(41,043,000)
Currency risk | Adjustment
Movements on hedging reserve before tax
Reserve of cash flow hedges, before tax, beginning balance					172,000
Currency risk | US dollar
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, tax
Percentage of reasonably possible change in risk assumption	10.00%		10.00%
Increase (decrease) in reserve of cash flow hedges before tax due to reasonably possible strengthening of GBP against currency	£ 15,093,000		£ 21,154,000
Increase (decrease) in reserve of cash flow hedges before tax due to reasonably possible weakening of GBP against currency	(18,447,000)		(25,855,000)
Interest rate risk
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges
Change in fair value	(6,788,000)		5,145,000		9,055,000
Movements on hedging reserve before tax
Reserve of cash flow hedges, before tax, beginning balance	4,490,000		(655,000)		(9,710,000)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, before tax
Change in fair value	(6,788,000)		5,145,000		9,055,000
Movement recognized in other comprehensive income (loss)	(6,788,000)		5,145,000		9,055,000
Reserve of cash flow hedges, before tax, ending balance	£ (2,298,000)		£ 4,490,000		(655,000)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, tax
Percentage of reasonably possible change in risk assumption	1.00%		1.00%
Interest rate risk | As previously reported
Movements on hedging reserve before tax
Reserve of cash flow hedges, before tax, beginning balance					(9,710,000)
Other price risk
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges
Exchange differences on hedged foreign exchange risks	£ 168,000		£ (184,000)		124,000
Reclassified to profit or loss	246,000		123,000		(275,000)
Movements on hedging reserve before tax
Reserve of cash flow hedges, before tax, beginning balance	(212,000)		(151,000)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, before tax
Exchange differences on hedged foreign exchange risks	168,000		(184,000)		124,000
Reclassified to profit or loss	246,000		123,000		(275,000)
Movement recognized in other comprehensive income (loss)	414,000		(61,000)		(151,000)
Reserve of cash flow hedges, before tax, ending balance	£ 202,000		£ (212,000)		(151,000)
Other price risk | As previously reported
Movements on hedging reserve before tax
Reserve of cash flow hedges, before tax, beginning balance					£ 0

[1]	Comparative amounts have been restated—see note 33 for further details.